Earnings / Loss per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Earnings / (Loss) per share
	Years ended December 31,
	2017	2018	2019
Income / (Loss) :
Net income / (loss)	$(9,771)	$58,397	$(16,201)

Basic earnings / (loss) per share:
Weighted average common shares outstanding, basic	63,034,394	77,061,227	93,735,549
Basic earnings / (loss) per share	$(0.16)	$0.76	$(0.17)

Effect of dilutive securities:
Dillutive effect of non vested shares	-	264,884	-
Weighted average common shares outstanding, diluted	63,034,394	77,326,111	93,735,549

Diluted earnings / (loss) per share	$(0.16)	$0.76	$(0.17)